UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-09395

Third Avenue Variable Series Trust
(Exact name of registrant as specified in charter)

622 Third Avenue, 32nd Floor, New York NY	10017

(Address of principal executive offices)	(Zip code)

W. James Hall III, General Counsel, 622 Third Avenue, New York NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code:	800-443-1021

Date of fiscal year end:	December 31, 2010

Date of reporting period:	March 31, 2010

          Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 284.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 280.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

          A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Trust’s schedule of investments pursuant to Rule 30(b)1-5 under the Investment Company Act of 1940, as amended (the “Act”), is as follows:

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Portfolio of Investments
at March 31, 2010
(Unaudited)

	Principal Amount ($)	Issues	Value (Note 1)

Corporate Bonds - 5.36%
Consumer Products - 0.39%	1,061,964	Home Products International, Inc., 2nd Lien, Convertible, PIK, 6.000%, due 3/20/17 (a) (h)	$906,705

Financial Insurance - 3.70%	12,000,000	MBIA Insurance Corp., 14.000%, due 1/15/33 (c) (e)	8,580,000

Financial Services - 0.57%		CIT Group, Inc.:
	140,078	7.000%, due 5/1/13	137,276
	210,117	7.000%, due 5/1/14	199,086
	210,117	7.000%, due 5/1/15	196,459
	350,196	7.000%, due 5/1/16	323,931
	490,274	7.000%, due 5/1/17	453,503

			1,310,255

Home Development - 0.70%	1,750,000	Standard Pacific Corp., 6.250%, due 4/1/14	1,623,125

		Total Corporate Bonds (Cost $14,579,329)	12,420,085

	Shares

Common Stocks - 88.86%
Annuities & Mutual Fund	239,000	Bank of New York Mellon Corp. (The)	7,380,320

Management & Sales - 3.18%

Automotive - 8.54%	693,200	Toyota Industries Corp. (Japan)	19,797,240

Consumer Products - 0.00%#	33,915	Home Products International, Inc. (a) (b) (h)	1,696

Depository Institutions - 1.16%	89,000	Chong Hing Bank, Ltd. (Hong Kong)	165,064
	325,000	KeyCorp	2,518,750

			2,683,814

Diversified Operations - 9.34%	433,137	Brookfield Asset Management, Inc., Class A (Canada)	11,010,343
	1,890,967	Wharf (Holdings), Ltd. (The) (Hong Kong)	10,655,222

			21,665,565

Electronics Components - 1.11%	180,883	AVX Corp.	2,568,539

Financial Services - 0.20%	12,057	CIT Group, Inc. (b)	469,741

Holding Companies - 22.68%	2,042,000	Cheung Kong Holdings, Ltd. (Hong Kong)	26,300,029
	232,000	Guoco Group, Ltd. (Hong Kong) (f)	2,408,372
	455,000	Investor AB, Class A (Sweden)	8,336,773
	90,800	Jardine Matheson Holdings, Ltd. (Hong Kong) (f)	3,023,640
	15,000	Pargesa Holding SA (Switzerland)	1,273,236
	116,927	RHJ International (Belgium) (b)	1,013,900
	3,475,000	Wheelock & Co., Ltd. (Hong Kong)	10,249,219

			52,605,169

Home Development - 0.65%	43,700	MDC Holdings, Inc.	1,512,457

Manufactured Housing - 0.20%	13,594	Cavco Industries, Inc. (b)	464,099

Non-U.S. Real Estate Operating	1,085,000	Hang Lung Group, Ltd. (Hong Kong)	5,757,414
Companies - 17.52%	1,200,000	Hang Lung Properties, Ltd. (Hong Kong)	4,837,557
	4,263,000	Henderson Land Development Co., Ltd. (Hong Kong)	30,033,306

			40,628,277

Oil & Gas	34,000	Cenovus Energy, Inc. (Canada)	891,140
Production & Services - 7.14%	87,500	Cimarex Energy Co.	5,195,750
	34,000	EnCana Corp. (Canada)	1,055,020
	480,000	Nabors Industries, Ltd. (Bermuda) (b)	9,422,400

			16,564,310

Steel & Specialty Steel - 7.16%	141,851	POSCO, ADR (South Korea)	16,597,986

Telecommunications - 1.89%	79,039	Sycamore Networks, Inc.	1,589,474
	368,100	Tellabs, Inc.	2,786,517

			4,375,991

U.S. Real Estate Operating	563,809	Forest City Enterprises, Inc., Class A (b)	8,124,488
Companies - 5.37%	142,008	Tejon Ranch Co. (b)	4,334,084

			12,458,572

Utilities, Utility Service Companies	379,400	Covanta Holding Corp. (b)	6,320,804

& Waste Management - 2.72%

		Total Common Stocks (Cost $200,506,299)	206,094,580

See accompanying notes to the Portfolio of Investments.

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Portfolio of Investments
at March 31, 2010
(Unaudited)

	Partnership Units		Value (Note 1)

Limited Partnerships - 0.17%
Infrastructure - 0.17%	22,819	Brookfield Infrastructure Partners L.P. (g)	$401,386

		Total Limited Partnerships
		(Cost $448,925)	401,386

	Principal Amount ($)

Short Term Investments - 5.50%
Repurchase Agreement - 2.05%	4,763,141	JPMorgan Securities, Inc., 0.01%, dated 3/31/10, due 4/1/10 (d)	4,763,141

U.S. Government Obligations - 3.45%	8,000,000	U.S. Treasury Bill, 0.06%‡, due 4/29/10	7,999,614

		Total Short Term Investments (Cost $12,762,755)	12,762,755

		Total Investment Portfolio - 99.89%
		(Cost $228,297,308)	231,678,806

		Other Assets less Liabilities - 0.11%	249,536

		NET ASSETS - 100.00%
		(Applicable to 16,856,364 shares outstanding)	$231,928,342

		NET ASSET VALUE PER SHARE	$13.76

Notes:

(a)	Fair-valued security.
(b)	Non-income producing security.
(c)	Variable rate security.
(d)	Repurchase agreement collateralized by U.S. Treasury Note, par value $4,910,000, due 3/31/17, value $4,903,127.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(f)	Incorporated in Bermuda.
(g)	Bermuda exempted limited partnership.
(h)	Security is subject to restrictions on resale.
#	Amount represents less than 0.01% of total net assets.
‡	Annualized yield at date of purchase.
ADR: American Depository Receipt.
PIK: Payment-in-kind.

Country Concentration
% of Net Assets

Hong Kong	40.28%
United States*	29.69
Japan	8.54
South Korea	7.16
Canada	5.58
Bermuda	4.06
Sweden	3.59
Switzerland	0.55
Belgium	0.44

Total	99.89%

* Includes cash equivalent.

See accompanying notes to the Portfolio of Investments.

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Portfolio of Investments
March 31, 2010
(Unaudited)

1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization:

Third Avenue Variable Series Trust (the “Trust”) is an open-end, management investment company organized as a Delaware statutory trust pursuant to a Trust Instrument dated June 16, 1999. The Trust currently consists of one non-diversified (within the meaning of Section 5(b)(2) of the Investment Company Act) investment series, Third Avenue Value Portfolio (the “Portfolio”). Third Avenue Management LLC (the “Adviser”) provides investment advisory services to the Portfolio.

Accounting policies:

The policies described below are followed consistently by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Security valuation:

Generally, the Portfolio’s investments are valued at market value. Securities traded on a principal stock exchange, including The NASDAQ Stock Market, Inc. (“NASDAQ”), are valued at the last quoted sales price, the NASDAQ official closing price, or in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked price. In accordance with procedures approved by the Trust’s Board of Trustees (the “Board”), the Portfolio may adjust the prices of securities traded in foreign markets, as appropriate, to reflect the fair value as of the time the Portfolio’s net asset value is calculated. Debt instruments with maturities greater than 60 days, including floating rate loan securities, are valued on the basis of prices obtained from a pricing service approved as reliable by the Board or otherwise pursuant to policies and procedures approved by the Board. Temporary cash investments are valued at cost, plus accrued interest, which approximates market value. Short-term debt securities with 60 days or less to maturity may be valued at amortized cost.

The Portfolio may invest up to 15% of its total net assets in securities which are not readily marketable, including those which are restricted as to disposition under applicable securities laws (“restricted securities”). Restricted securities and other securities and assets for which market quotations are not readily available are valued at “fair value”, as determined in good faith by the Trust’s Valuation Committee as authorized by the Board of the Trust, under procedures established by the Board. At March 31, 2010, such securities had a total fair value of $908,401 or 0.39% of net assets. Among the factors considered by the Trust’s Valuation Committee in determining fair value are: the type of security, trading in unrestricted securities of the same issuer, the financial condition of the issuer, the percentage of the Portfolio’s beneficial ownership of the issuer’s common stock and debt securities, the operating results of the issuer and the discount from market value of any similar unrestricted securities of the issuer at the time of purchase and liquidation values of the issuer. The fair values determined in accordance with these procedures may differ significantly from the amounts which would be realized upon disposition of the securities. Restricted securities often have costs associated with subsequent registration. The restricted securities currently held by the Portfolio are not expected to incur any material future registration costs.

Fair Value Measurements:

In accordance with Financial Accounting Standards Board Accounting Standard Codification (“FASB ASC”) FASB ASC 820-10, Fair Value Measurements and Disclosures (formerly Statement of Financial Accounting Standards (“SFAS”) No. 157), the Portfolio discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that the Portfolio would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

•	Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Portfolio has the ability to access at the measurement date;

•	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Portfolio of Investments (continued)
March 31, 2010
(Unaudited)

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

FASB ASC 820-10 also provides guidance in determining fair value when the volume and level of activity for the asset or liability significantly decreased and identifying transactions that are not orderly. FASB ASC 820-10-35-51A to 51H indicates that if an entity determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. The guidance provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price as promulgated by FASB ASC 820-10. The guidance also requires additional disclosures regarding inputs and valuation techniques used, change in valuation techniques and related inputs, if any, and more disaggregated information relating to debt and equity securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary by level of inputs used to value the Portfolio’s investments as of March 31, 2010:

Level 1: Quoted Prices
Investments in Securities:
Common Stocks:
Annuities & Mutual Fund Management & Sales	$7,380,320
Automotive	19,797,240
Depository Institutions	2,683,814
Diversified Operations	21,665,565
Electronics Components	2,568,539
Financial Services	469,741
Holding Companies	52,605,169
Home Development	1,512,457
Manufactured Housing	464,099
Non-U.S. Real Estate Operating Companies	40,628,277
Oil & Gas Production & Services	16,564,310
Steel & Specialty Steel	16,597,986
Telecommunications	4,375,991
U.S. Real Estate Operating Companies	12,458,572
Utilities, Utility Service Companies & Waste Management	6,320,804
Limited Partnerships
Infrastructure	401,386

Total for Level 1 Securities	206,494,270

Level 2: Other Significant Observable Inputs
Investments in Securities:
Corporate Bonds	11,513,380
Short Term Investments:
Repurchase Agreement	4,763,141
U.S. Government Obligations	7,999,614

Total for Level 2 Securities	24,276,135

Level 3: Significant Unobservable Inputs
Investments in Securities:
Common Stocks:
Consumer Products	1,696
Corporate Bonds	906,705

Total for Level 3 Securities	908,401

Total Value of Investments	$231,678,806

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance as of 12/31/09 (fair value)	Net change in unrealized appreciation/ (depreciation)	Payment- in-kind interest	Balance as of 3/31/10 (fair value)	Net change in unrealized appreciation/ (depreciation) attributable to assets still held at period end

Common Stocks:
Consumer Products	$1,696	$—	$—	$1,696	$—
Corporate Bonds	943,602	(67,828)	30,931	906,705	(67,828)

Total	$945,298	$(67,828)	$30,931	$908,401	$(67,828)

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Portfolio of Investments (continued)
March 31, 2010
(Unaudited)

Repurchase agreements:

The Portfolio may invest excess cash in repurchase agreements whereby the Portfolio purchases securities, which serve as collateral, with an agreement to resell such collateral at the maturity date of the repurchase agreement. Securities pledged as collateral for repurchase agreements are held by the Portfolio’s custodian bank until maturity of the repurchase agreement. Provisions in the agreements require that the market value of the collateral is at least equal to the repurchase value in the event of default. In the event of default, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Security transactions:

Security transactions are accounted for on a trade date basis.

Foreign currency translation and foreign investments:

The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

•	Investments denominated in foreign currencies: At the prevailing rates of exchange on the valuation date.
•	Investment transactions: At the prevailing rates of exchange on the date of such transactions.

2. INVESTMENTS

The following information is based upon the book basis of investments securities as of March 31, 2010:

Gross unrealized appreciation	$25,988,184
Gross unrealized depreciation	(22,606,686)

Net unrealized appreciation	$3,381,498

Aggregate book cost	$228,297,308

For additional information regarding the accounting policies of the Portfolio, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)

The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures (required by Rule 30a-3(b) under the Act) were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the Trust’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certifications of the Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Third Avenue Variable Series Trust

By:	/s/ David M. Barse

Name:	David M. Barse

Title:	Principal Executive Officer

Date:	April 30, 2010

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David M. Barse

Name:	David M. Barse

Title:	Principal Executive Officer

Date:	April 30, 2010

By:	/s/ Vincent J. Dugan

Name:	Vincent J. Dugan

Title:	Principal Financial Officer

Date:	April 30, 2010